Income Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Tax credit expiration date, description	expire in 2022 through 2036
Deferred tax valuation allowance, percentage	100.00%
Deferred tax valuation allowance	$ 3.9	$ 1.6
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	338.3
[custom:OperatingLossCarryforwardsNotSubjectToLimitation-0]	27.7
Tax credit research and development	15.4
Domestic Tax Authority [Member] | Share Holders [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	66.1
Domestic Tax Authority [Member] | Expire Between Two Thousand Twenty Four And Two Thousand Thirty Seven [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	310.6
Domestic Tax Authority [Member] | Unrestricted [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	272.1
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	263.1
Tax credit research and development	22.0
State and Local Jurisdiction [Member] | Unrestricted [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 263.1
California N O L [Member]
Operating Loss Carryforwards [Line Items]
[custom:OperatingLossCarryforwardsExpirationDateDescription]	expire in 2029 through 2042